Rule 497(e)
                                               File Nos. 333-15119 and 811-7893

                                   SUPPLEMENT

                              DATED APRIL 4, 2001

                     CITI(SM) CALIFORNIA TAX FREE INCOME FUND
                      CITI(SM) NATIONAL TAX FREE INCOME FUND
                      CITI(SM) NEW YORK TAX FREE INCOME FUND
               Supplement to Prospectus dated September 30, 2000

                    CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
                   Supplement to Prospectus dated May 1, 2000

                       CITI(SM) INSTITUTIONAL CASH RESERVES
                 Supplement to Prospectus dated January 1, 2000


    On or about April 4, 2001, Citibank, N.A., each fund's investment manager, expects to transfer its asset management business, including management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.




















FD02278 0301

                                                                    Rule 497(e)
                                               File Nos. 333-15119 and 811-7893

                                   SUPPLEMENT

                              DATED APRIL 4, 2001

                     CITI(SM) CALIFORNIA TAX FREE INCOME FUND
                      CITI(SM) NATIONAL TAX FREE INCOME FUND
                      CITI(SM) NEW YORK TAX FREE INCOME FUND
            Supplement to Statement of Additional Information dated
                               September 30, 2000

                    CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
            Supplement to Statement of Additional Information dated
                                  May 1, 2000

                       CITI(SM) INSTITUTIONAL CASH RESERVES
            Supplement to Statement of Additional Information dated
                                January 1, 2001


    On or about April 4, 2001, Citibank, N.A., each fund's investment manager, expects to transfer its asset management business, including management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage and administer the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.